Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,218,634.90

Principal:
Principal Collections	$15,115,351.90
Prepayments in Full	$6,465,461.31
Liquidation Proceeds	$143,566.29
Recoveries	$44,174.01
Sub Total	$21,768,553.51
Collections	$22,987,188.41

Purchase Amounts:
Purchase Amounts Related to Principal	$374,073.39
Purchase Amounts Related to Interest	$1,757.20
Sub Total	$375,830.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,363,019.00

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,363,019.00
Servicing Fee	$329,422.86	$329,422.86	$0.00	$0.00	$23,033,596.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,033,596.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,033,596.14
Interest - Class A-3 Notes	$124,619.26	$124,619.26	$0.00	$0.00	$22,908,976.88
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$22,787,756.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,787,756.21
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$22,719,873.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,719,873.54
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$22,668,572.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,668,572.29
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$22,606,747.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,606,747.71
Regular Principal Payment	$21,287,986.86	$21,287,986.86	$0.00	$0.00	$1,318,760.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,318,760.85
Residual Released to Depositor	$0.00	$1,318,760.85	$0.00	$0.00	$0.00
Total		$23,363,019.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,287,986.86
Total					$21,287,986.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,287,986.86	$45.83	$124,619.26	$0.27	$21,412,606.12	$46.10
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$21,287,986.86	$13.22	$426,848.43	$0.27	$21,714,835.29	$13.49

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$166,159,014.23	0.3577159	$144,871,027.37	0.3118860
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$379,099,014.23	0.2354301	$357,811,027.37	0.2222097

Pool Information
Weighted Average APR	3.751%	3.748%
Weighted Average Remaining Term	30.66	29.93
Number of Receivables Outstanding	32,755	31,682
Pool Balance	$395,307,435.79	$372,947,724.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$379,099,014.23	$357,811,027.37
Pool Factor	0.2398453	0.2262790

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$15,136,696.67
Targeted Overcollateralization Amount	$15,136,696.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,136,696.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		129	$261,258.86
(Recoveries)		106	$44,174.01
Net Loss for Current Collection Period			$217,084.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6590%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7114%
Second Prior Collection Period			0.7200%
Prior Collection Period			0.4524%
Current Collection Period			0.6782%
Four Month Average (Current and Prior Three Collection Periods)			0.6405%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,065	$9,348,335.38
(Cumulative Recoveries)			$1,365,541.23
Cumulative Net Loss for All Collection Periods			$7,982,794.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4843%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,845.67
Average Net Loss for Receivables that have experienced a Realized Loss			$1,576.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.11%	511	$7,853,515.30
61-90 Days Delinquent	0.29%	61	$1,099,027.91
91-120 Days Delinquent	0.10%	18	$363,741.38
Over 120 Days Delinquent	0.22%	50	$816,889.51
Total Delinquent Receivables	2.72%	640	$10,133,174.10

Repossession Inventory:
Repossessed in the Current Collection Period		16	$313,519.42
Total Repossessed Inventory		27	$492,423.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3310%
Prior Collection Period			0.3938%
Current Collection Period			0.4072%
Three Month Average			0.3773%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer